Financial instruments - Unobservable Inputs (Details) $ in Millions	Dec. 31, 2024 USD ($) Rate
Energy trading contracts [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 25.0
TRIA [Member] | Derivative Financial Liabilities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
TRIA [Member] | Derivative Financial Liabilities [Member] | Discount rate Projected AUM [Member] | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.10
TRIA [Member] | Derivative Financial Liabilities [Member] | Average EBITDA [Member] | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.388
Kamaroopin [Member] | Contingent consideration [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
Kamaroopin [Member] | Contingent consideration [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.162
Kamaroopin [Member] | Contingent consideration [member] | Discount Rate Projected Fundraising Activity [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0100
Aberdeen [Member] | Contingent consideration [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
Aberdeen [Member] | Contingent consideration [member] | Discount rate Projected revenue targets [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0100
Aberdeen [Member] | Contingent consideration [member] | Bottom of range | Discount rate Projected revenue targets [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.049
Nexus [Member] | Contingent consideration [member] | Discount rate Achieving benchmark fees [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	1
Nexus [Member] | Contingent consideration [member] | Bottom of range | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.068
Nexus [Member] | Derivative Financial Liabilities [Member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 0.1
Warrant liability [Member] | Contingent consideration [member] | Bottom of range | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.010
Warrant liability [Member] | Contingent consideration [member] | Top of range | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs | Rate	0.100
Warrant liability [Member] | Derivative Financial Liabilities [Member] | Bottom of range | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 1.0
Warrant liability [Member] | Derivative Financial Liabilities [Member] | Bottom of range | Discount rate Projected AUM [Member] | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.010
Warrant liability [Member] | Derivative Financial Liabilities [Member] | Top of range | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact	$ 1.3
Warrant liability [Member] | Derivative Financial Liabilities [Member] | Top of range | Discount rate Projected AUM [Member] | Monte Carlo Simulation [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.100